Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 29, 2012
Quarterly Data

The table below reflects the unaudited results of operations for Fiscal 2012 and Fiscal 2011 (Dollars in thousands).

Fiscal 2012	16-week period ended April 21, 2012	12-week period ended July 14, 2012	12-week period ended October 6, 2012	12-week period ended December 29, 2012
Net sales	$704,380	$562,361	$538,431	$560,167
Gross profit	199,906	160,336	149,863	154,478
Operating income	19,333	23,559	18,449	7,215
Income tax expense	(370)	(352)	(339)	(347)
Net income (loss)(1)	651	9,498	4,704	(37,803)

Fiscal 2011	16-week period ended April 23, 2011	12-week period ended July 16, 2011	12-week period ended October 8, 2011	12-week period ended December 31, 2011
Net sales	$717,259	$559,514	$538,606	$540,113
Gross profit	202,352	154,982	152,925	150,878
Operating income	17,570	14,908	20,742	15,605
Income tax expense	(367)	(318)	(305)	(305)
Net (loss) income	(2,088)	293	6,440	1,187

(1)	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.